RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 15 – RELATED PARTY TRANSACTIONS

One of the directors of our subsidiary, Antonio Fernandez is also a director of Biomar Microbial Technologies (“Biomar”), which charged rent and building service costs to the Company of $131, $153 and $51 for the years ended December 31, 2021, 2020 and 2019, respectively. The Company charged Biomar $38, $41 and $35 for services as of December 31, 2021, 2020 and 2019, respectively. As of December 31, 2021 and 2020, $15 and $4, respectively, was due from Biomar for these services.

One of the Company’s directors, Axel Glassmacher, is also a director of the Cancer Drug Development Forum (“CDDF”), which charged membership fees to the Company of $8 for the year ended December 31, 2021. There were no corresponding fees for the year ended December 31, 2020.

MSD purchased 7,661,000 shares of the Company’s common stock in February 2020 and currently holds 4.6% of the Company’s total outstanding common stock. The Company entered into the MSD Agreement with MSD in October 2019. See Note 10 for further information regarding this agreement. Additionally, the Company also has an ongoing trail evaluating the combination of KEYTRUDA (pembrolizumab) in combination with MRx-0518 in patients with solid tumours who progresses on prior PD-1 inhibitor therapy. Under the terms of the agreement MSD will provide KEYTRUDA free of charge to the trial.